PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	¥ 1,811,319	¥ 924,498
Prepaid expenses	50,361	51,395
Total current assets	2,210,313	1,186,699
Other non-current assets	98,725	57,516
Total assets	8,203,866	5,128,272
Current liabilities
Accrued expenses and other payables	207,950	118,316
Due to a related party		67,604
Total current liabilities	1,479,221	925,049
Convertible bonds payable	1,040,550	648,515
Other long-term liabilities	111,706	79,005
Total liabilities	5,217,392	3,073,463
Redeemable preferred shares (US$0.00005 par value; 350,563,436 shares authorized; 349,087,677 shares issued and outstanding with aggregate redemption amount of RMB2,277,059 as of December 31, 2015)		2,395,314
Shareholders' equity (deficit)
Ordinary shares (US$0.00005 par value; 675,636,564 and 2,002,000,000 shares authorized; 217,987,922 and 760,009,043 shares issued and outstanding as of December 31, 2015 and 2016, respectively))	260	76
Additional paid-in capital	4,036,959	303,621
Accumulated other comprehensive loss	(192,080)	(61,949)
Accumulated deficit	(858,665)	(582,253)
Total shareholders' equity (deficit)	2,986,474	(340,505)	¥ (16,565)	¥ (301,199)
Total liabilities, redeemable preferred shares and shareholders' equity (deficit)	8,203,866	5,128,272
Parent Company
Current assets
Cash	1,030,627	643,926
Prepaid expenses	1,011
Total current assets	1,031,638	643,926
Investment and loans to subsidiaries	3,054,835	2,152,027
Other non-current assets	15,856
Total assets	4,102,329	2,795,953
Current liabilities
Accrued expenses and other payables	23,266	3,782
Due to subsidiaries	927	20,890
Due to a related party		67,604
Total current liabilities	24,193	92,276
Convertible bonds payable	1,040,550	648,515
Other long-term liabilities	51,112	353
Total liabilities	1,115,855	741,144
Redeemable preferred shares (US$0.00005 par value; 350,563,436 shares authorized; 349,087,677 shares issued and outstanding with aggregate redemption amount of RMB2,277,059 as of December 31, 2015)		2,395,314
Shareholders' equity (deficit)
Ordinary shares (US$0.00005 par value; 675,636,564 and 2,002,000,000 shares authorized; 217,987,922 and 760,009,043 shares issued and outstanding as of December 31, 2015 and 2016, respectively))	260	76
Additional paid-in capital	4,036,959	303,621
Accumulated other comprehensive loss	(192,080)	(61,949)
Accumulated deficit	(858,665)	(582,253)
Total shareholders' equity (deficit)	2,986,474	(340,505)
Commitments and contingencies
Total liabilities, redeemable preferred shares and shareholders' equity (deficit)	¥ 4,102,329	¥ 2,795,953